Performance Management - Invesco EQV Emerging Markets All Cap Fund	Jun. 23, 2025
Prospectus [Line Items]
Performance Table Narrative
5.	The MSCI Emerging Markets ex China Index is added as the Fund’s style-specific benchmark. Accordingly, the following information is added to the Average Annual Total Returns table appearing under the heading “Performance Information” in the Fund’s Summary and Statutory Prospectuses:

Performance [Table]
	1 Year	5 Years	10 Years
MSCI Emerging Markets ex China Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)	3.56%	4.45%	4.73%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)